INVESTMENT IN UNCONSOLIDATED ENTITY (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Total	$ 4,789,875	¥ 31,290,554	¥ 31,541,850
Future Gas Station (Beijing) Technology, Ltd
Investments in and Advances to Affiliates [Line Items]
Total	$ 4,789,875	¥ 31,290,554	¥ 31,541,850